CONCENTRATION OF CREDIT RISK	12 Months Ended
Dec. 31, 2014
CONCENTRATION OF CREDIT RISK [Abstract]
CONCENTRATION OF CREDIT RISK
13.    CONCENTRATION OF CREDIT RISK
As of December 31, 2014, December 31, 2013 and December 31, 2012, Blue Harbor and Holiday managed and operated approximately 32%, 32% and 100%, of the Company’s real estate investments (based on their carrying amount), respectively. Also, as of December 31, 2014, December 31, 2013 and December 31, 2012, senior housing properties under triple net master leases constituted approximately 67%, 68% and 0%, respectively, of the Company’s real estate investments (based on their carrying amount).
Managed Properties
Blue Harbor and Holiday managed 96.5%, 100% and 100% of segment real estate investment; 99.8%, 100% and 100% of segment revenue; and 99.7%,100% and 100% of segment NOI as of and for the years ended December 31, 2014, December 31, 2013 and December 31, 2012,respectively.
Because Blue Harbor and Holiday manage, but do not lease New Senior's properties in the Managed Properties segment, the Company is not directly exposed to their credit risk in the same manner or to the same extent as the Company's triple net lease tenants. However, the Company relies on Blue Harbor and Holiday's personnel, expertise, accounting resources and information systems, proprietary information, good faith and judgment to manage the Company's properties efficiently and effectively. New Senior also relies on Blue Harbor and Holiday to otherwise operate the Company's properties in compliance with the terms of the Property Management agreements, although the Company has various rights as the property owner to terminate and exercise remedies under the Property Management agreements. Blue Harbor’s and Holiday’s inability or unwillingness to satisfy their obligations under those agreements, to efficiently and effectively manage the Company's properties, or to provide timely and accurate accounting information could have a material adverse effect on the Company. In addition, significant changes in Blue Harbor’s and Holiday’s senior management or adverse developments in their business and affairs or financial condition could have a material adverse effect on the Company.
Triple Net Lease Properties
For the year ended December 31, 2014, December 31, 2013, and for the period from July 18, 2012 through December 31, 2012, approximately 35.0%, 2.3% and 0% respectively, of New Senior's total revenues and 62.5%, 7.8% and 0% respectively, of segment NOI were derived from lease agreements with the tenant for the Holiday Portfolios, an affiliate of Fortress.
Triple net leases obligate the tenant to pay all property-related expenses, including maintenance, utilities, repairs, taxes, insurance and capital expenditures, and to comply with the terms of the mortgage financing documents, if any, affecting the properties. In addition, each of these leases has guaranty and cross-default provisions tied to other leases with the same tenant.
Because the properties leased to the tenant for the Holiday Portfolios account for a significant portion of total revenues and NOI, the Company’s financial condition and results of operations could be weakened and the Company’s ability to service its indebtedness and to make distributions to stockholders could be limited if the tenant for the Holiday Portfolios becomes unable or unwilling to satisfy its obligations to the Company or to renew leases with the Company upon expiration of the terms thereof. New Senior cannot assure that the tenant for the Holiday Portfolios will have sufficient assets, income and access to financing to enable it to satisfy its respective obligations to the Company, and any inability or unwillingness by the tenant for the Holiday Portfolios to do so could have a material adverse effect on the Company’s business, financial condition, results of operations and liquidity, the Company’s ability to service its indebtedness and other obligations and ability to make distributions to stockholders, as required for the Company to continue to qualify as a REIT. New Senior also cannot assure that the tenant for the Holiday Portfolios will elect to renew leases with the Company upon expiration of the terms thereof or that New Senior will be able to reposition any properties that are not renewed on a timely basis or on the same or better economic terms, if at all.
Each triple net master lease includes (i) a covenant requiring the tenant for the Holiday Portfolios to maintain a minimum lease coverage ratio, which the triple net master lease defines as net operating income less a reserve for capital expenditures for the applicable trailing 12-month period for the Holiday Portfolios divided by the base rental revenue for such trailing 12-month period, which steps up during the term of the lease and is subject to certain cure provisions, (ii) minimum capital expenditure requirements, (iii) customary operating covenants, events of default, and remedies, (iv) a non-compete clause restricting certain affiliates of the tenant for the Holiday Portfolios from developing or constructing new independent living properties within a specified radius of any property acquired by the Company in this transaction, and (v) restrictions on a change of control of the tenant for the Holiday Portfolios and Guarantor (as defined below), subject to certain exceptions. The triple net master leases also require the tenant for the Holiday Portfolios to fund a security deposit in the amount of approximately $43,400, which serves as security for the tenant for the Holiday Portfolios' performance of its obligations to the Company. Additionally, the tenant for the Holiday Portfolios granted the Company a first priority security interest in certain personal property and receivables arising from the operations of the Holiday Portfolios, which security interest also secures the tenant for the Holiday Portfolios' obligations under the triple net master leases. The tenant for the Holiday Portfolios' obligations to the Company under the triple net master leases are further guaranteed by Holiday AL Holdings LP, (the “Guarantor”), an affiliate of Fortress. The Guarantor is required to maintain a minimum net worth of $150,000, a minimum fixed charge coverage ratio of 1.10 and a maximum leverage ratio of 10 to 1.